Variable Portfolio – Partners International Value Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 1.5%
BHP Group Ltd.	39,900	1,443,683
Macquarie Group Ltd.	39,500	5,611,245
Santos Ltd.	1,360,600	7,447,305
Sonic Healthcare Ltd.	275,800	3,918,783
Whitehaven Coal Ltd.	522,000	3,368,174
Total		21,789,190
Belgium 1.0%
Anheuser-Busch InBev SA/NV	92,400	6,392,796
KBC Group NV	64,700	7,918,762
Total		14,311,558
Brazil 1.8%
Ambev SA	4,727,000	13,916,764
Banco do Brasil SA	1,854,300	8,255,096
Vale SA	270,600	4,308,306
Total		26,480,166
Canada 1.5%
Canadian National Railway Co.	38,300	3,942,056
CCL Industries, Inc., Class B	64,600	4,047,542
Magna International, Inc.	237,496	13,263,651
Total		21,253,249
China 3.5%
Alibaba Group Holding Ltd.	849,200	13,310,776
China Merchants Bank Co., Ltd., Class H	1,647,500	10,468,586
China Overseas Land & Investment Ltd.	8,645,343	12,892,763
Haier Smart Home Co., Ltd., Class H	4,784,600	12,817,712
SITC International Holdings Co., Ltd.	419,700	1,837,666
Total		51,327,503
Denmark 1.3%
Danske Bank A/S	305,303	15,046,122
Novo Nordisk A/S, Class B	59,700	2,184,692
Rockwool A/S, Class B	66,100	1,835,910
Total		19,066,724
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.7%
Nokia OYJ	371,476	2,979,989
Nokia OYJ, ADR	899,260	7,230,050
Total		10,210,039
France 14.0%
Accor SA	223,340	10,712,097
Amundi SA	217,110	18,657,957
Arkema SA	171,848	11,798,714
Capgemini SE	58,800	6,938,310
Cie de Saint-Gobain SA	67,400	5,580,345
Cie Generale des Etablissements Michelin SCA	607,522	20,813,036
Credit Agricole SA	286,100	5,339,870
Edenred SE	225,200	4,485,740
FDJ UNITED	54,100	1,592,105
LVMH Moet Hennessy Louis Vuitton SE	13,568	7,416,942
Nexans SA	19,600	2,666,361
Publicis Groupe SA	134,054	11,095,584
Rexel SA	495,327	19,627,840
Sanofi SA	262,451	25,344,848
Societe Generale SA	200,400	14,632,588
Sodexo SA	61,204	3,141,728
Teleperformance SE	202,259	11,885,320
TotalEnergies SE	81,300	7,461,237
Veolia Environnement SA	358,640	13,659,167
Total		202,849,789
Germany 11.2%
Allianz SE, Registered Shares	14,700	6,208,083
BASF SE	398,824	24,563,734
Bayer AG, Registered Shares	273,452	12,654,875
Continental AG	147,223	10,277,220
CTS Eventim AG & Co. KGaA	51,800	3,033,963
Daimler Truck Holding AG	435,136	21,428,625
Deutsche Boerse AG	26,700	7,821,642
Deutsche Post AG	91,511	4,823,264
Evonik Industries AG	649,477	12,744,475
Fresenius Medical Care AG	240,660	10,906,119
Heidelberg Materials AG	29,900	6,309,991

Variable Portfolio – Partners International Value Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Infineon Technologies AG	173,200	7,857,415
Mercedes-Benz Group AG, Registered Shares	76,021	4,672,471
Merck KGaA	49,200	6,251,046
SAP SE	52,900	9,018,532
Siemens AG, Registered Shares	40,800	9,940,271
Zalando SE(a)	197,700	4,829,957
Total		163,341,683
Hong Kong 1.2%
CK Asset Holdings Ltd.	891,800	5,102,694
Galaxy Entertainment Group Ltd.	2,631,000	11,891,829
Total		16,994,523
Indonesia 0.3%
PT Bank Rakyat Indonesia Persero Tbk	20,766,700	4,149,623
Ireland 2.7%
AerCap Holdings NV	72,300	9,918,114
AIB Group PLC	995,200	10,623,874
Bank of Ireland Group PLC	885,977	16,074,495
Ryanair Holdings PLC	106,600	3,000,987
Total		39,617,470
Israel 0.4%
Check Point Software Technologies Ltd.(a)	41,200	5,885,420
Italy 0.6%
Enel SpA	742,518	8,117,823
Japan 18.5%
Bridgestone Corp.	326,600	6,805,778
Canon, Inc.	139,200	3,862,431
Dai Nippon Printing Co., Ltd.	179,500	3,270,489
Daikin Industries Ltd.	173,700	20,834,785
FANUC Corp.	154,200	5,374,941
Fujitsu Ltd.	349,700	7,151,597
Fukuoka Financial Group, Inc.	172,100	6,590,667
Hitachi Ltd.	450,500	13,215,639
Iida Group Holdings Co., Ltd.	219,400	3,375,269
Komatsu Ltd.	221,776	8,831,249
Kubota Corp.	655,305	10,501,386
Kyocera Corp.	399,500	6,125,751
MinebeaMitsumi, Inc.	752,500	12,495,329
Murata Manufacturing Co., Ltd.	549,300	12,324,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Nintendo Co., Ltd.	42,000	2,397,597
Nomura Holdings, Inc.	529,700	4,170,878
Olympus Corp.	1,496,800	14,260,507
ORIX Corp.	397,600	11,797,332
Panasonic Holdings Corp.	487,000	8,167,653
Rakuten Group, Inc.(a)	889,800	4,159,414
Renesas Electronics Corp.	345,400	4,938,264
Resona Holdings, Inc.	720,150	8,215,289
SBI Holdings, Inc.	416,300	7,708,358
Seven & I Holdings Co., Ltd.	653,000	8,782,621
Sony Group Corp.	561,300	11,699,028
Sumitomo Mitsui Financial Group, Inc.	610,100	20,060,286
Suntory Beverage & Food Ltd.	566,500	15,998,019
Takeda Pharmaceutical Co., Ltd.	266,300	9,807,268
TDK Corp.	919,200	11,940,661
Toray Industries, Inc.	497,000	3,539,945
Total		268,403,200
Luxembourg 1.2%
ArcelorMittal SA	228,484	11,849,523
Eurofins Scientific SE	81,700	5,961,569
Total		17,811,092
Netherlands 6.9%
ASML Holding NV	13,100	17,419,812
EXOR NV	19,900	1,523,301
ING Groep NV	862,420	22,385,560
Koninklijke Philips NV	547,571	14,977,291
Magnum Ice Cream Co. NV (The)(a)	253,946	3,730,683
Prosus NV, Class N(a)	129,400	5,990,647
Randstad NV	304,668	7,951,786
Shell PLC	185,000	8,568,283
Shell PLC, ADR	185,989	17,296,977
Total		99,844,340
Norway 3.4%
Aker BP ASA	187,204	6,920,735
DNB Bank ASA	412,195	12,897,028
Equinor ASA	682,642	29,083,544
Total		48,901,307
Variable Portfolio – Partners International Value Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.7%
DBS Group Holdings Ltd.	239,860	10,673,801
South Korea 2.0%
Samsung Electronics Co., Ltd.	133,900	15,661,130
Shinhan Financial Group Co., Ltd.	219,040	13,055,082
Total		28,716,212
Spain 0.2%
Cellnex Telecom SA	96,400	3,099,716
Sweden 1.0%
Boliden AB(a)	60,600	3,176,764
Essity AB, Class B	178,200	4,592,714
Skandinaviska Enskilda Banken AB, Class A	406,800	7,517,216
Total		15,286,694
Switzerland 4.5%
Cie Financiere Richemont SA, Class A, Registered Shares	31,500	5,561,833
Glencore PLC(a)	1,121,800	8,496,371
Julius Baer Group Ltd.	266,334	19,589,931
Nestlé SA, Registered Shares	100,600	9,867,960
Novartis AG, Registered Shares	48,500	7,444,480
UBS AG	377,864	14,734,201
Total		65,694,776
Thailand 0.2%
Bangkok Bank PCL, NVDR	733,800	3,740,368
United Kingdom 12.9%
Aviva PLC	640,044	5,136,602
Barclays Bank PLC	559,224	2,926,690
Barratt Redrow PLC	557,700	1,939,728
Beazley PLC	120,600	2,037,704
BP PLC	1,127,800	8,827,068
Bunzl PLC	79,800	2,402,415
CK Hutchison Holdings Ltd.	1,356,100	10,409,459
DCC PLC	105,024	6,504,884
GSK PLC	963,575	26,542,134
HSBC Holdings PLC	989,986	16,258,138
Inchcape PLC	242,800	2,410,276
Informa PLC	258,200	2,593,288
J. Sainsbury PLC	3,616,092	16,225,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Kingfisher PLC	750,100	2,852,133
Legal & General Group PLC	1,331,100	4,374,440
Lloyds Banking Group PLC	10,497,600	13,011,092
Pearson PLC	337,900	4,454,831
Persimmon PLC	173,100	2,471,072
Reckitt Benckiser Group PLC	328,038	22,057,387
Smith & Nephew PLC	180,700	2,863,013
Standard Chartered PLC	199,289	4,153,153
Tesco PLC	1,651,040	10,376,838
Travis Perkins PLC	128,331	967,662
Unilever PLC	85,155	4,674,957
United Utilities Group PLC	411,244	7,170,518
Wise PLC, Class A(a)	269,600	3,246,573
Total		186,887,474
United States 4.1%
Accenture PLC, Class A	51,471	10,206,184
Linde PLC	9,400	4,660,144
Medtronic PLC	119,635	10,366,373
Roche Holding Ag	62,900	25,102,814
Smurfit WestRock PLC	161,200	6,423,820
Tenaris SA	115,400	3,373,409
Total		60,132,744
Total Common Stocks (Cost $1,146,690,166)		1,414,586,484

Preferred Stocks 0.9%
Issuer	Shares	Value ($)
Germany 0.5%
Henkel AG & Co. KGaA	56,400	4,356,853
Porsche AG	62,720	2,857,168
Total		7,214,021
South Korea 0.4%
Samsung Electronics Co., Ltd.	67,212	5,425,594
Total Preferred Stocks (Cost $13,191,809)		12,639,615

Variable Portfolio – Partners International Value Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2026 (Unaudited)

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	14,653,173	14,647,311
Total Money Market Funds (Cost $14,647,880)		14,647,311
Total Investments in Securities (Cost $1,174,529,855)		1,441,873,410
Other Assets & Liabilities, Net		11,147,329
Net Assets		$1,453,020,739
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	18,166,846	57,140,962	(60,661,251)	754	14,647,311	(2,872)	128,515	14,653,173
Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners International Value Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7056_(05/26)